Restructuring Charges (Schedule of Analysis of Accrued Restructuring Charges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Balance at beginning of year	¥ 9,389	¥ 32,523	¥ 4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)
Balance at end of year	¥ 31,492	¥ 9,389	¥ 32,523